SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

Use of Estimates

        The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

        Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses. The estimation process includes management's judgment as to future losses on existing loans based on an internal review of the loan portfolio, including an analysis of the borrower's current financial position, the consideration of current and anticipated economic conditions and the effect on specific borrowers. In determining the collectability of loans management also considers the fair value of underlying collateral. Various regulatory agencies, as an integral part of their examination process, review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination. Because of these factors it is possible that the allowance for loan losses could change materially.

Cash and Cash Equivalents

Cash and Cash Equivalents

        Cash and cash equivalents consist of cash on hand, due from banks, interest-bearing bank balances, federal funds sold and securities purchased under agreements to resell. Generally federal funds are sold for a one-day period and securities purchased under agreements to resell mature in less than 90 days.

Investment Securities

Investment Securities

        Investment securities are classified as either held-to-maturity, available-for-sale or trading securities. In determining such classification, securities that the Company has the positive intent and ability to hold to maturity are classified as held-to maturity and are carried at amortized cost. Securities classified as available-for-sale are carried at estimated fair values with unrealized gains and losses included in shareholders' equity on an after tax basis. Trading securities are carried at estimated fair value with unrealized gains and losses included in Non-interest income (See Note 4).

        Gains and losses on the sale of available-for-sale securities and trading securities are determined using the specific identification method. Declines in the fair value of individual held-to-maturity and available-for-sale securities below their cost that are judged to be other than temporary are written down to fair value and charged to income in the Consolidated Statement of Income.

        Premiums and discounts are recognized in interest income using the interest method over the period to maturity.

Mortgage Loans Held for Sale

Mortgage Loans Held for Sale

        The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with an investor, are carried in the Company's loans held for sale portfolio. These loans are fixed rate residential loans that have been originated in the Company's name and have closed. Virtually all of these loans have commitments to be purchased by investors at a locked in price with the investors on the same day that the loan was locked in with the Company's customers. Therefore, these loans present very little market risk for the Company.

        The Company usually delivers to, and receives funding from, the investor within 30 days. Commitments to sell these loans to the investor are considered derivative contracts and are sold to investors on a "best efforts" basis. The Company is not obligated to deliver a loan or pay a penalty if a loan is not delivered to the investor. As a result of the short-term nature of these derivative contracts, the fair value of the mortgage loans held for sale in most cases is the same as the value of the loan amount at its origination. These loans are classified as Level 2.

Loans and Allowance for Loan Losses

Loans and Allowance for Loan Losses

        Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the loan balance outstanding. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

        The allowance for loan losses is maintained at a level believed to be adequate by management to absorb potential losses in the loan portfolio. Management's determination of the adequacy of the allowance is based on an evaluation of the portfolio, past loss experience, economic conditions and volume, growth and composition of the portfolio.

        The Company considers a loan to be impaired when, based upon current information and events, it is believed that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans that are considered impaired are accounted for at the lower of carrying value or fair value. The accrual of interest on impaired loans is discontinued when, in management's opinion, the borrower may be unable to meet payments as they become due, generally when a loan becomes 90 days past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income.

Property and Equipment

Property and Equipment

        Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the asset's estimated useful life. Estimated lives range up to 39 years for buildings and up to 10 years for furniture, fixtures and equipment.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

        Goodwill represents the cost in excess of fair value of net assets acquired (including identifiable intangibles) in purchase transactions. Other intangible assets represent premiums paid for acquisitions of core deposits (core deposit intangibles). Core deposit intangibles are being amortized on a straight-line basis over seven years. Goodwill and identifiable intangible assets are reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The annual valuation is performed on September 30 of each year.

Other Real Estate Owned

Other Real Estate Owned

        Other real estate owned includes real estate acquired through foreclosure. Other real estate owned is carried at the lower of cost (principal balance at date of foreclosure) or fair value minus estimated cost to sell. Any write-downs at the date of foreclosure are charged to the allowance for loan losses. Expenses to maintain such assets, subsequent changes in the valuation allowance, and gains or losses on disposal are included in other expenses.

Comprehensive Income

Comprehensive Income

        The Company reports comprehensive income in accordance with ASC 220, "Comprehensive Income." ASC 220 requires that all items that are required to be reported under accounting standards as comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. The disclosures requirements have been included in the Company's consolidated statements of comprehensive income.

Mortgage Origination Fees

Mortgage Origination Fees

        Mortgage origination fees relate to activities comprised of accepting residential mortgage applications, qualifying borrowers to standards established by investors and selling the mortgage loans to the investors under pre-existing commitments. The loans are funded by the investor at closing and the related fees received by the Company for these services are recognized at the time the loan is closed.

Advertising Expense

Advertising Expense

        Advertising and public relations costs are generally expensed as incurred. External costs incurred in producing media advertising are expensed the first time the advertising takes place. External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.

Income Taxes

Income Taxes

        A deferred income tax liability or asset is recognized for the estimated future effects attributable to differences in the tax bases of assets or liabilities and their reported amounts in the financial statements as well as operating loss and tax credit carry forwards. The deferred tax asset or liability is measured using the enacted tax rate expected to apply to taxable income in the period in which the deferred tax asset or liability is expected to be realized.

        In 2006, the FASB issued guidance related to Accounting for Uncertainty in Income Taxes. This guidance clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB ASC topic 740-10, "Income Taxes". It also prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in an enterprise's tax return.

Stock Based Compensation Cost

Stock Based Compensation Cost

        The Company accounts for stock based compensation under the fair value provisions of the accounting literature. Compensation expense is recognized in salaries and employee benefits.

        The fair value of each grant is estimated on the date of grant using the Black-Sholes option pricing model. No options were granted in 2012, 2011 or 2010.

Earnings Per Common Share

Earnings Per Common Share

        Basic earnings per common share ("EPS") excludes dilution and is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock and common stock equivalents. Common stock equivalents consist of stock options and warrants and are computed using the treasury stock method.

Subsequent Events

Subsequent Events

        Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements. Non-recognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date. In preparing these financial statements, subsequent events were evaluated through the time the financial statements were issued and all material subsequent events have been either recognized or disclosed in the notes to the financial statements.

Segment Information	Segment Information ASC Topic 280-10, "Segment Reporting," requires selected segment information of operating segments based on a management approach. The Company operates as one business segment.
Recently Issued Accounting Standards

Recently Issued Accounting Standards

        In September 2011, the Intangibles topic was amended to permit an entity to consider qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. These amendments were effective for the Company on January 1, 2012.

        In April 2011 the FASB issued ASU 2011-02 to assist creditors with their determination of when a restructuring is a Troubled Debt Restructuring ("TDR"). The determination is based on whether the restructuring constitutes a concession and whether the debtor is experiencing financial difficulties as both events must be present. The new guidance was effective for the Company beginning January 1, 2012 and did not have a material effect on the Company's TDR determinations.

        In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03. The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control. The other criteria to assess effective control were not changed. The amendments were effective for the Company on January 1, 2012 and had no effect on the financial statements.

        ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments were effective for the Company beginning January 1, 2012 and had no effect on the financial statements.

        The Comprehensive Income topic of the ASC was amended in June 2011. The amendment eliminates the option to present other comprehensive income as a part of the statement of changes in stockholders' equity and requires consecutive presentation of the statement of net income and other comprehensive income. The amendments were applicable to the Company on January 1, 2012 and have been applied retrospectively. In December 2011, the topic was further amended to defer the effective date of presenting reclassification adjustments from other comprehensive income to net income on the face of the financial statements. Companies should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the amendments while FASB finalizes its conclusions regarding future requirements.

        In July 2012, the Intangibles topic was amended to permit an entity to consider qualitative factors to determine whether it is more likely than not that indefinite-lived intangible assets are impaired. If it is determined to be more likely than not that indefinite-lived intangible assets are impaired, then the entity is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The amendments are not expected to have a material effect on the Company's financial statements.

        Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Risk and Uncertainties

Risk and Uncertainties

        In the normal course of business, the Company encounters two significant types of risks: economic and regulatory. There are three main components of economic risk: interest rate risk, credit risk and market risk. The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on a different basis, than its interest-earning assets. Credit risk is the risk of default on the Company's loan and investment portfolios that results from borrowers' or issuer's inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of collateral underlying loans and investments and the valuation of real estate held by the Company.

        The Company is subject to regulations of various governmental agencies (regulatory risk). These regulations can and do change significantly from period to period. The Company also undergoes periodic examinations by the regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loan loss allowances and operating restrictions from regulators' judgments based on information available to them at the time of their examination.

Reclassifications	Reclassifications Certain captions and amounts in the 2011 and 2010 consolidated financial statements were reclassified to conform to the 2012 presentation.